SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
As of December 31, 2023, the Company considers that it has a single operating segment, Air Transport. This segment corresponds to the route network for air transport and is based on the way in which the business is managed, according to the centralized nature of its operations, the ability to open and close routes, as well as reassignment (airplanes, crew, personnel, etc.) within the network, which implies a functional interrelation between all of them, making them inseparable. This segment definition is one of the most common in the worldwide airline industry.
The Company’s revenues by geographic area are as follows:

	For the year ended at December 31,
	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Peru	988,908	858,957	503,616
Argentina	244,413	206,856	75,513
U.S.A.	1,044,822	1,058,107	577,970
Europe	800,897	768,980	376,857
Colombia	662,263	540,231	368,474
Brazil	5,006,377	3,724,466	1,664,523
Ecuador	332,801	248,454	162,959
Chile	1,898,150	1,514,645	794,122
Asia Pacific and rest of Latin America	661,910	441,825	359,981
Income from ordinary activities	11,640,541	9,362,521	4,884,015
Other operating income	148,641	154,286	277,331

The Company allocates revenues by geographic area based on the point of sale of the passenger ticket or cargo. Assets are composed primarily of aircraft and aeronautical equipment, which are used throughout the different countries, so it is not possible to assign a geographic area.
The Company has no customers that individually represent more than 10% of sales.